Finance debt (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Capital market balance	$ 13,739
Financing carrying rate, Dollar	87.00%
Financing carrying rate, Euro	2.00%
Financing carrying rate, Pounds	11.00%
Proceeds from financing	$ 2,210	$ 2,880	$ 1,885
Description of finance debt and reconciliation	(i) the issuance of Global notes in the international capital market in the amount of US$ 1,235 due in 2033; and (ii) proceeds in the domestic banking market, in the amount of US$ 907
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value measurement, liabilities	$ 13,971	13,061
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value measurement, liabilities	15,358	$ 16,792
Debentures [Member]
IfrsStatementLineItems [Line Items]
Capital market balance	2,029
Commercial Note [Member]
IfrsStatementLineItems [Line Items]
Capital market balance	$ 980